AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.5%
Long-Term Municipal Bonds – 91.9%
Alabama – 5.6%
Alabama Highway Authority (Alabama Highway Authority) AG Series 2025 5.00%, 09/01/2039	$2,500	$2,875,250
Black Belt Energy Gas District (Athene Annuity & Life Co.) Series 2024-A 5.25%, 05/01/2055	2,000	2,157,596
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	3,765	4,066,204
Series 2025-E 5.00%, 12/01/2055	1,370	1,469,012
Black Belt Energy Gas District (Canadian Imperial Bank of Commerce) Series 2026-B 5.00%, 12/01/2034(a)	1,730	1,880,645
Black Belt Energy Gas District (Citadel LP) Series 2025-C 5.50%, 11/01/2056(b)	2,000	2,148,768
Black Belt Energy Gas District (Forethought Life Insurance) Series 2025-B 5.00%, 10/01/2035	1,000	1,042,692
Black Belt Energy Gas District (Goldman Sachs Group) Series 2022-F 5.50%, 11/01/2053	2,000	2,114,452
Series 2023-2 5.43%, 06/01/2049(b) (c)	10,000	10,249,280
Series 2023-A 5.25%, 01/01/2054	2,000	2,140,788
Series 2025-G 5.00%, 10/01/2035	1,520	1,633,657
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,000	1,054,263
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	1,021,565
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,074,222
Series 2025-D 5.00%, 12/01/2055	1,000	1,072,310
Series 2026-F 5.00%, 12/01/2035	1,210	1,305,950
County of Jefferson AL Sewer Revenue (County of Jefferson AL Sewer Revenue) Series 2024 5.25%, 10/01/2049	1,000	1,038,911

	Principal Amount (000)	U.S. $ Value

Energy Southeast A Cooperative District (Goldman Sachs Group) Series 2025-A 5.00%, 11/01/2035	$1,000	$1,074,861
Homewood Educational Building Authority (CHF - Horizons II LLC) Series 2024 5.50%, 10/01/2049	250	253,451
Southeast Alabama Gas Supply District (The) (Pacific Life Insurance) Series 2024-A 5.00%, 08/01/2054	3,820	4,095,734
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,315	1,368,988
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	2,600	2,855,361
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,000	1,064,546
Southeast Energy Authority A Cooperative District (JPMorgan Chase & Co.) Series 2025-E 5.00%, 10/01/2030	5,000	5,428,534
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 4.872% (SOFR + 2.42%), 01/01/2053(d)	2,000	2,102,108
5.50%, 01/01/2053	1,000	1,069,221
Southeast Energy Authority A Cooperative District (New York Life Insurance) Series 2025 5.00%, 09/01/2035	1,000	1,102,110
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	10,000	10,595,762
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	1,000	1,058,980

		70,415,221

Alaska – 0.4%
Municipality of Anchorage AK (Municipality of Anchorage AK) Series 2024-A 4.50%, 02/01/2060	1,000	914,192
Municipality of Anchorage AK Solid Waste Services Revenue (Municipality of Anchorage AK Solid Waste Services Revenue) Series 2022-A 5.25%, 11/01/2062	4,000	4,091,194

	Principal Amount (000)	U.S. $ Value

Northern Tobacco Securitization Corp. (Northern Tobacco Securitization) Series 2021-B Zero Coupon, 06/01/2066	$1,000	$112,115

		5,117,501

Arizona – 2.1%
Arizona Industrial Development Authority (AZIDA 2019-2) Series 2019-2, Class A 3.625%, 05/20/2033	160	160,486
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2023 5.25%, 11/01/2053	1,550	1,579,062
Arizona Industrial Development Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.875%, 03/01/2055(b)	1,200	1,231,542
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	1,000	795,911
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(e) (f) (g)	1,000	23,500
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	1,000	980,946
Series 2024-B 5.68%, 01/01/2043(b)	215	210,658
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,040,691
5.00%, 09/01/2052	3,030	3,092,265
Series 2024 4.00%, 06/01/2049	2,000	2,040,016
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	925,521
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	821,758
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	3,000	3,160,706

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	$100	$100,004
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre Obligated Group) Series 2022 6.75%, 11/15/2042(b)	1,250	1,361,203
7.00%, 11/15/2057(b)	250	267,885
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2042	1,000	1,079,835
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,000	2,103,364
Series 2025-C 5.00%, 01/01/2046	1,080	1,160,979
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2032	2,000	2,196,826
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) AG Series 2024 5.25%, 08/01/2043	1,250	1,363,385

		26,696,543

Arkansas – 0.2%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,300	1,409,468
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	200,531
Arkansas Development Finance Authority (Weyerhaeuser Co.) Series 2025-C 3.875%, 10/15/2065	1,000	999,867

		2,609,866

California – 12.8%
Alameda Corridor Transportation Authority (Alameda Corridor Transportation Authority) Series 2022-A 0.00%, 10/01/2049(h)	1,000	577,890
AG Series 2024 Zero Coupon, 10/01/2053	1,000	258,351
Align Affordable Housing Bond Fund LP (Park Landing LP)

	Principal Amount (000)	U.S. $ Value

Series 2022-2 5.66%, 08/01/2052	$500	$461,514
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	1,000	897,801
Align Capital Series Trust 2025-1 Series 2025-2 5.75%, 01/01/2052(b)	1,000	1,026,937
ARC70 II Trust (ARC70 II TRUST) Series 2021 4.00%, 12/01/2059	300	254,180
Series 2023 5.00%, 04/01/2065(b)	2,211	2,180,213
Burbank-Glendale-Pasadena Airport Authority Brick Campaign (Burbank-Glendale-Pasadena Airport Authority Brick Campaign) AG Series 2024-B 4.50%, 07/01/2054	2,000	1,911,874
California Community Choice Financing Authority (American General Life Insurance) Series 2024C 5.00%, 08/01/2055	2,800	2,968,244
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024G 5.00%, 11/01/2055	1,000	1,053,279
Series 2025-A 5.00%, 01/01/2056	560	594,240
California Community Choice Financing Authority (Bank of Nova Scotia (The)) Series 2025E 5.00%, 10/01/2056	3,285	3,604,346
California Community Choice Financing Authority (Canadian Imperial Bank of Commerce) Series 2025F 5.00%, 11/01/2033	1,430	1,567,997
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	2,315	2,463,117
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.00%, 12/01/2053	1,000	1,051,882
California Community Choice Financing Authority (Morgan Stanley) Series 2023 4.082% (SOFR + 1.63%), 07/01/2053(d)	2,000	2,018,513
5.00%, 07/01/2053(c)	10,000	10,576,049
Series 2024-E 5.00%, 02/01/2055	1,000	1,072,259
Series 2026-2 3.90%, 04/01/2056(b) (c)	10,000	10,001,285

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (New York Life Insurance) Series 2025G 5.00%, 12/01/2035	$1,000	$1,111,764
California Community Choice Financing Authority (Pacific Life Insurance) Series 2025B 5.00%, 03/01/2056	1,315	1,436,122
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	1,000	831,371
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	250	205,852
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	681,083
4.00%, 08/01/2046(b)	495	420,827
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	677,711
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	2,500	100,144
5.50%, 02/01/2040(b)	1,000	910,768
California Health Facilities Financing Authority (Adventist Health System/West Obligated Group) Series 2025 5.00%, 12/01/2035	1,000	1,142,636
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	939	960,660
Series 2021-2, Class X 0.825%, 03/25/2035(i)	939	35,779
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	233	227,816
Series 2021-3, Class X 0.793%, 08/20/2036(i)	933	40,316
California Infrastructure & Economic Development Bank (Desertxpress Enterprises) Series 2025 3.50%, 01/01/2065(b)	4,000	4,001,888

	Principal Amount (000)	U.S. $ Value

12.00%, 01/01/2065(b)	$4,215	$3,161,250
California Infrastructure & Economic Development Bank (PIH Health Obligated Group) Series 2024-A 5.00%, 12/01/2054(b)	1,000	1,011,583
California Infrastructure & Economic Development Bank (WFCS Holdings II LLC) Series 2021 Zero Coupon, 01/01/2061(b)	970	80,867
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	257,103
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,024,198
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	1,000	1,008,624
California Pollution Control Financing Authority (Channelside Water Resources) Series 2012 5.00%, 11/21/2045(b)	1,000	1,000,739
Series 2019 5.00%, 11/21/2045(b)	1,000	1,014,916
Series 2023 5.00%, 07/01/2035(b)	1,250	1,380,596
California Public Finance Authority (ISF Ativo Portfolio Obligated Group) Series 2025 6.75%, 03/01/2055(b)	1,105	1,139,964
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(b)	1,000	963,076
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2016 5.00%, 05/15/2040	1,750	1,755,295
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AG Series 2022-A 5.375%, 08/15/2057	1,000	1,023,625
Central Valley Energy Authority (Pacific Life Insurance) Series 2025 5.00%, 12/01/2055	1,000	1,080,765
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue)
Series 2025-A 5.00%, 06/01/2055	6,225	6,542,042

	Principal Amount (000)	U.S. $ Value

City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2018 5.00%, 05/15/2028	$2,000	$2,107,055
Series 2020-C 5.00%, 05/15/2039	1,000	1,062,875
Series 2022 5.25%, 05/15/2047	2,000	2,085,087
Series 2025 5.50%, 05/15/2055	1,190	1,260,409
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(b)	400	302,571
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	210	135,997
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	856,296
CMFA Special Finance Agency VIII Elan Huntington Beach (CMFA Special Finance Agency VIII Elan Huntington Beach) Series 2021 3.00%, 08/01/2056(b)	1,000	674,060
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	1,000	685,799
4.00%, 05/01/2057(b)	350	245,896
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	500	360,406
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	1,000	819,074
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	1,000	829,741
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	648,548

	Principal Amount (000)	U.S. $ Value

4.00%, 07/01/2058(b)	$1,000	$535,515
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	1,000	715,422
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	800	547,571
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	689,125
4.00%, 12/01/2056(b)	400	297,862
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority The Crescent) Series 2022 4.30%, 07/01/2059(b)	1,000	795,121
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	1,000	823,673
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,000	703,038
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,000	680,689
Golden State Connect Authority (Golden State Connect Authority) Series 2025 6.50%, 12/01/2060(b)	1,000	967,165
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	3,200	2,930,493
Series 2021-B Zero Coupon, 06/01/2066	19,320	2,026,144
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023-E 5.00%, 07/01/2038	2,245	2,510,141
Series 2024-B 5.00%, 07/01/2039	2,000	2,237,850
Series 2024-C 5.00%, 07/01/2041	1,300	1,433,528

	Principal Amount (000)	U.S. $ Value

Series 2024-E 5.00%, 07/01/2039	$1,000	$1,125,461
BAM Series 2025-A 5.25%, 07/01/2045	1,000	1,093,530
Los Angeles Department of Water & Power Power System Revenue (Los Angeles Dept. of Water & Power Power System Revenue) Series 2022 5.00%, 07/01/2040	1,335	1,443,845
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2022-D 5.00%, 07/01/2047	4,865	5,060,426
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 7.00%, 11/01/2034	1,000	1,228,819
Northern California Energy Authority (Pacific Life Insurance) Series 2024 5.00%, 12/01/2054	1,000	1,074,857
River Islands Public Financing Authority (River Islands Public Financing Authority Cmnty Facs District No. 2003-1 Area 2) Series 2022 5.75%, 09/01/2052	1,000	1,031,876
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2025 5.25%, 07/01/2045	1,000	1,078,239
5.50%, 07/01/2055	1,000	1,062,978
San Francisco Intl Airport (San Francisco Intl Airport) Series 2019-A 5.00%, 05/01/2044	1,000	1,023,949
Series 2023-E 5.00%, 05/01/2033	1,500	1,708,898
5.50%, 05/01/2040	1,315	1,472,960
Series 2024 5.25%, 05/01/2040	3,400	3,794,201
Series 2025-D 5.00%, 05/01/2031	1,000	1,111,820
5.50%, 05/01/2055	2,500	2,649,342
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,750	1,967,205
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,493,303
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2048	1,000	1,039,736

	Principal Amount (000)	U.S. $ Value

5.25%, 07/01/2053	$2,975	$3,109,654
Series 2024 5.00%, 07/01/2042	1,000	1,096,259
Southern California Public Power Authority (Southern California Public Power Authority) BAM Series 2025 5.25%, 07/01/2050	1,000	1,063,525
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization) Series 2021 Zero Coupon, 06/01/2060	2,000	312,172
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization) Series 2006 Zero Coupon, 06/01/2046	1,000	246,893
University of California (University of California) Series 2025-C 5.25%, 05/15/2040	1,000	1,243,306
5.50%, 05/15/2040	2,000	2,418,369

		149,688,125

Colorado – 2.0%
Aurora Highlands Community Authority Board (Aurora Highlands Community Authority Board) Series 2021-A 5.75%, 12/01/2051	500	478,369
Centerra Metropolitan District No. 1 (Centerra Metropolitan District No. 1) Series 2022 6.50%, 12/01/2053	500	524,035
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	615	615,795
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2034	2,000	2,230,517
Series 2022-D 5.75%, 11/15/2035	2,000	2,315,630
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2029	1,000	1,058,594
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	944,116
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021
4.00%, 10/01/2061	1,000	760,381

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Aberdeen Ridge Obligated Group) Series 2021-A 5.00%, 05/15/2049	$100	$76,228
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,000	915,161
Colorado Health Facilities Authority (Frasier Meadows Manor Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	95,724
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2024-A 5.00%, 05/15/2054	2,000	2,040,824
Colorado High Performance Transportation Enterprise (Colorado High Performance Transportation Enterprise C-470 Express Lanes System) Series 2017 5.00%, 12/31/2056	1,000	974,671
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	1,000	1,011,382
Colorado State University Research Foundation (Colorado State University System) Series 2025-A 5.375%, 03/01/2055(b)	1,000	980,885
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041(e) (f) (g)	250	212,500
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.196% (SOFR + 0.75%), 09/01/2039(d)	2,000	1,996,837
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	500	460,411
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	131	133,188
Redtail Ridge Metropolitan District (Redtail Ridge Metropolitan District) Series 2025 Zero Coupon, 12/01/2032	1,000	636,450
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	2,000	2,212,116

	Principal Amount (000)	U.S. $ Value

St. Vrain Lakes Metropolitan District No. 4 (St. Vrain Lakes Metropolitan District No. 4) Series 2024-A 0.00%, 09/20/2054(b) (h)	$1,000	$728,541
State of Colorado (State of Colorado COP) Series 2018-A 5.00%, 12/15/2027	1,015	1,065,479
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	528,821
Town of Vail CO (Town of Vail CO COP) Series 2025 5.50%, 12/01/2064	1,000	1,066,929
Vauxmont Metropolitan District (Vauxmont Metropolitan District) AG Series 2019 5.00%, 12/15/2028	380	387,997
AG Series 2020 5.00%, 12/01/2050	100	101,073

		24,552,654

Connecticut – 0.8%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2038	615	643,072
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2036	2,570	2,623,971
4.00%, 07/01/2037	1,020	1,032,726
4.00%, 07/01/2040	1,400	1,379,945
4.00%, 07/01/2041	2,555	2,499,005
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	2,200	2,200,191
Town of Hamden CT (Whitney Center Obligated Group) Series 2022-A 7.00%, 01/01/2053	100	105,733

		10,484,643

Delaware – 0.0%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust (Affordable Housing Tax-Exempt Bond Pass-Thru Trust) Series 2023-2 6.00%, 10/05/2040(b)	447	451,295

	Principal Amount (000)	U.S. $ Value

District of Columbia – 4.3%
District of Columbia (Catholic University of America) Series 2025 5.75%, 10/01/2055	$2,000	$2,106,501
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2028	1,000	1,048,199
5.00%, 02/28/2030	2,070	2,224,529
5.50%, 08/31/2034	4,610	5,337,581
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-A 5.00%, 06/01/2050	6,545	6,825,500
District of Columbia Tobacco Settlement Financing Corp. (District of Columbia Tobacco Settlement Financing) Series 2006 Zero Coupon, 06/15/2055	2,500	241,074
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2024-A 5.50%, 10/01/2054	10,000	10,460,039
Series 2025-A 5.00%, 10/01/2035	3,410	3,925,418
5.00%, 10/01/2036	1,000	1,137,865
5.00%, 10/01/2050	1,000	1,022,373
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	10,000	6,356,210
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.25%, 07/15/2053	10,000	10,422,432
Washington Metropolitan Area Transit Authority Dedicated Revenue (Washington Metropolitan Area Transit Authority Dedicated Revenue Lease) Series 2025-A 5.25%, 07/15/2055	1,000	1,047,796
5.50%, 07/15/2060	1,430	1,526,561

		53,682,078

Florida – 5.7%
Bexley Community Development District (Bexley Community Development District) Series 2016 4.875%, 05/01/2047	100	96,525
Capital Projects Finance Authority/FL (Imagine School At North Port)
Series 2025 6.25%, 06/15/2045(b)	1,000	1,011,985

	Principal Amount (000)	U.S. $ Value

Capital Projects Finance Authority/FL (Navigator Academy of Leadership Obligated Group) Series 2024 5.00%, 06/15/2034(b)	$535	$545,577
Capital Projects Finance Authority/FL (PRG - UnionWest Properties) Series 2024 0.00%, 06/01/2062(b) (h)	13,430	1,154,977
5.00%, 06/01/2049(b)	1,360	1,248,874
5.00%, 06/01/2054(b)	1,500	1,349,348
5.00%, 06/01/2058(b)	1,135	1,008,013
Capital Trust Agency, Inc. (Educational Growth Fund) Series 2021 Zero Coupon, 07/01/2061(b)	2,000	167,646
5.00%, 07/01/2056(b)	1,090	930,646
Capital Trust Authority (QSH/St Augustine LLC) Series 2026 8.50%, 07/01/2057(b)	1,000	1,002,370
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.375%, 06/01/2057	1,000	1,005,502
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	1,000	244,454
County of Broward FL Port Facilities Revenue (County of Broward FL Port Facilities Revenue) Series 2019-B 4.00%, 09/01/2044	1,500	1,366,324
5.00%, 09/01/2032	2,000	2,118,976
County of Lake FL (Waterman Communities) Series 2020 5.75%, 08/15/2055	200	194,432
County of Lee FL Airport Revenue (County of Lee FL Airport Revenue) Series 2024 5.25%, 10/01/2054	1,000	1,029,021
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2033	1,460	1,661,989
5.00%, 10/01/2034	5,400	6,195,581
5.00%, 10/01/2035	4,445	5,041,995
Series 2025-A 5.50%, 10/01/2055	1,345	1,406,621
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2034	1,000	1,099,582

	Principal Amount (000)	U.S. $ Value

County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2036	$230	$150,797
County of Palm Beach FL (Palm Beach Atlantic University) Series 2025 5.50%, 10/01/2045(b)	1,000	1,021,838
County of Palm Beach FL (Provident Group - LU Properties II) Series 2024 8.50%, 06/01/2033	100	102,515
County of Palm Beach FL (Provident Group - LU Properties) Series 2024 6.00%, 06/01/2044	1,000	1,006,658
6.125%, 06/01/2054	1,000	988,677
County of Palm Beach FL (Provident Group-PBAU Properties) Series 2019 5.00%, 04/01/2051(b)	1,000	940,653
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2043	1,000	1,084,274
5.25%, 10/01/2044	1,100	1,180,522
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	3,000	3,249,910
Escambia County Housing Finance Authority (4900 S. Rio Grande Ave) Series 2023-A 6.88%, 11/01/2053(b)	100	105,812
Florida Development Finance Corp. (Assistance Unlimited) Series 2022 6.00%, 08/15/2057(b)	350	327,202
Florida Development Finance Corp. (Brightline Trains Florida) AG Series 2024 5.25%, 07/01/2053	2,500	2,459,221
Florida Development Finance Corp. (Cornerstone Charter Academy Obligated Group) Series 2022 5.00%, 10/01/2042(b)	1,000	990,444
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding) Series 2021 4.00%, 07/01/2051(b)	100	82,177
Florida Development Finance Corp. (GFL Solid Waste Southeast) Series 2024 4.375%, 10/01/2054(b)	1,000	1,009,679

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium) Series 2022 5.75%, 06/15/2047(b)	$1,000	$1,018,494
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,003,748
Florida Local Government Finance Commission (BridgePrep Academy Series 2025 Obligated Group) Series 2025 6.25%, 06/15/2055(b)	1,000	1,022,706
Florida Local Government Finance Commission (Ponte Vedra Pine Obligated Group) Series 2025 4.20%, 11/15/2030(b)	1,000	1,010,259
6.75%, 11/15/2055(b)	1,000	1,044,723
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,280	1,307,774
Series 2024 5.00%, 10/01/2034	1,015	1,164,540
Greater Orlando Aviation Authority (United Airlines, Inc.) Series 2025 5.25%, 11/01/2034	1,500	1,615,530
5.50%, 11/01/2036	1,250	1,356,454
5.50%, 11/01/2037	1,000	1,080,953
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.50%, 10/01/2049	1,000	1,062,590
Hillsborough County Industrial Development Authority (BayCare Obligated Group)
Series 2024 4.125%, 11/15/2051	2,000	1,816,472
5.50%, 11/15/2054	1,000	1,068,403
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	500	469,186
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2025-B 5.25%, 04/01/2040	1,000	1,145,859
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(b)	1,000	910,955

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	$1,100	$1,148,295
5.25%, 10/01/2056	1,000	1,035,350
Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2042	1,000	956,494
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	913,881
Palm Beach County Health Facilities Authority (Federation CCRC Operations Obligated Group) Series 2022 4.25%, 06/01/2056	200	162,649
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village) Series 2022 11.50%, 07/01/2027(b)	100	147,107
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.25%, 11/01/2041	1,500	1,614,341
Palm Beach County School District (Palm Beach County School District COP) Series 2022-B 5.25%, 08/01/2039	1,000	1,117,013
Pinellas County Industrial Development Authority (Pinellas County Industrial Development Authority) Series 2019 5.00%, 07/01/2039	1,000	1,011,574
Pinery Community Development District (Pinery Community Development District Assessment Area One) Series 2026 5.60%, 05/01/2046	250	248,643
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	595	565,055
Village Community Development District No. 15 (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt) Series 2023 5.25%, 05/01/2054(b)	100	100,295

		71,700,160

Georgia – 3.1%
Atlanta Development Authority (The) (City of Atlanta GA Westside Tax Allocation District Gulch Area) Series 2024 0.00%, 12/15/2048(b) (h)	1,000	900,346

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.50%, 04/01/2039(b)	$1,000	$1,036,215
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2031	1,065	1,130,766
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2035	1,500	1,661,123
Series 2025-B 5.00%, 07/01/2037	1,000	1,117,155
5.00%, 07/01/2038	1,100	1,220,286
5.00%, 07/01/2040	1,000	1,092,347
Fayette County Development Authority (United States Soccer Federation) Series 2024 5.00%, 10/01/2043	1,200	1,258,760
5.25%, 10/01/2054	2,500	2,561,543
Gainesville & Hall County Hospital Authority (Northeast Georgia Health System Obligated Group) Series 2024 5.00%, 10/15/2034	1,000	1,160,621
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	3,215	3,233,450
Series 2023-A 5.00%, 06/01/2053	3,000	3,184,880
Series 2025-B 5.00%, 12/01/2055	1,255	1,348,363
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023 4.146% (SOFR + 1.70%), 12/01/2053(d)	2,000	2,076,035
Series 2023-B 5.00%, 07/01/2053	1,000	1,058,833
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2024-D 5.00%, 04/01/2054	2,500	2,678,713
Municipal Electric Authority of Georgia (JEA Electric System Revenue) Series 2019 5.00%, 01/01/2049	2,000	1,982,215
AG Series 2023 5.00%, 07/01/2064	2,505	2,521,265
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2022 5.50%, 07/01/2063	1,500	1,543,347
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	5,000	5,803,955

		38,570,218

	Principal Amount (000)	U.S. $ Value

Guam – 0.3%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2024-A 5.00%, 10/01/2029	$1,300	$1,371,584
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.50%, 07/01/2044	1,000	1,075,368
Territory of Guam (Territory of Guam) Series 2025-G 5.00%, 01/01/2034	1,500	1,688,008

		4,134,960

Hawaii – 0.1%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2020-A 2.624%, 07/01/2045	1,000	687,258
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2045	1,000	1,040,858

		1,728,116

Idaho – 0.1%
Idaho Health Facilities Authority (North Canyon Medical Center) Series 2023 7.125%, 11/01/2057	1,000	1,061,953

Illinois – 5.6%
Chicago Board of Education (Chicago Board of Education) Series 2012-A 5.00%, 12/01/2042	1,040	1,027,903
Series 2012-B 5.00%, 12/01/2033	1,000	1,000,000
Series 2017-A 7.00%, 12/01/2046(b)	2,000	2,050,533
Series 2017-B 7.00%, 12/01/2042(b)	1,000	1,034,245
Series 2019-A 5.00%, 12/01/2029	100	103,513
Series 2021-A 5.00%, 12/01/2033	1,000	1,027,633
Series 2025-B 6.00%, 12/01/2041	2,035	2,189,425
6.00%, 12/01/2043	2,500	2,645,442
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2024-A 5.50%, 01/01/2053	3,245	3,378,892
Series 2024-C 5.25%, 01/01/2041	1,980	2,180,628

	Principal Amount (000)	U.S. $ Value

5.25%, 01/01/2042	$2,000	$2,177,855
Series 2025-A 5.00%, 01/01/2039	1,300	1,427,998
Series 2025-G 5.00%, 01/01/2035	1,655	1,890,770
5.00%, 01/01/2036	1,550	1,750,104
Chicago Transit Authority Sales Tax Receipts Fund (Chicago Transit Authority Sales Tax Receipts Fund) Series 2024-A 5.00%, 12/01/2049	2,370	2,439,676
City of Chicago IL (City of Chicago IL) Series 2025-A 6.00%, 01/01/2050	1,000	1,046,345
Series 2025-B 5.00%, 01/01/2033	1,000	1,074,098
Eastern Illinois Economic Development Authority (City of Mattoon IL) Series 2025 6.50%, 02/15/2040	1,000	1,012,427
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	1,006,410
4.125%, 12/01/2050(b)	2,500	2,516,024
Series 2025 4.80%, 12/01/2043(b)	1,000	1,040,370
Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(b)	1,000	1,021,635
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,013,178
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2024 5.00%, 11/15/2034	1,515	1,709,269
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	140	101,996
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-2 4.00%, 01/01/2042(b) (c)	10,000	9,825,843
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	100	103,682
Series 2024 5.67%, 11/01/2038(g)	955	958,233

	Principal Amount (000)	U.S. $ Value

Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2009 6.184%, 01/01/2034	$1,000	$1,056,554
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B 5.00%, 12/15/2045	600	600,032
Series 2017 0.00%, 12/15/2042(h)	1,000	777,750
Series 2022 4.00%, 12/15/2042	2,625	2,551,614
Sales Tax Securitization Corp. (Sales Tax Securitization) Series 2025-A 5.00%, 01/01/2041	2,135	2,340,062
State of Illinois (State of Illinois) Series 2010 7.35%, 07/01/2035	179	193,278
Series 2017-D 5.00%, 11/01/2026	930	946,931
Series 2022-A 5.50%, 03/01/2047	1,000	1,049,651
Series 2022-C 5.50%, 10/01/2045	1,000	1,060,358
Series 2024 5.00%, 02/01/2031	1,345	1,490,035
Series 2024-B 5.00%, 05/01/2038	1,000	1,102,941
5.25%, 05/01/2043	1,000	1,072,832
Series 2025-E 5.00%, 09/01/2043	1,000	1,053,421
State of Illinois Sales Tax Revenue (State of Illinois Sales Tax Revenue) Series 2025 5.00%, 06/15/2038	4,000	4,486,241
Upper Illinois River Valley Development Authority (High Point Residence Fox Valley Obligated Group) Series 2025 7.00%, 11/01/2060	1,000	977,454

		69,513,281

Indiana – 1.7%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(e) (f)	33	3
City of Valparaiso IN (Green Oaks of Valparaiso) Series 2021 5.375%, 12/01/2041(b)	150	139,421
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	1,000	1,052,066
Series 2025 4.20%, 06/01/2044	2,500	2,657,286

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(e) (f) (g)	$1,070	$53,500
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	105,137
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	890,779
Series 2023-2 4.00%, 11/15/2037	100	98,445
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265% (SOFR + 0.71%), 11/01/2046(d) (g)	9,540	9,554,533
Indiana Finance Authority (SFP-PUFW I LLC) Series 2024 5.00%, 07/01/2054	1,000	989,793
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	945,642
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(b)	1,000	896,027
Indianapolis Local Public Improvement Bond Bank (Pan Am Plaza Hotel) Series 2023 5.75%, 03/01/2043	330	350,866
6.00%, 03/01/2053	250	259,940
Series 2023-F 7.75%, 03/01/2067	250	274,804
BAM Series 2023 5.25%, 03/01/2067	3,000	3,091,287

		21,359,529

Iowa – 0.2%
Iowa Finance Authority (Wesley Retirement Services Obligated Group) Series 2021 4.00%, 12/01/2031	100	99,868
4.00%, 12/01/2041	170	150,816
4.00%, 12/01/2046	115	91,636
4.00%, 12/01/2051	205	154,756
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-B Zero Coupon, 06/01/2065	3,595	511,444
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	1,000	1,011,844

		2,020,364

	Principal Amount (000)	U.S. $ Value

Kansas – 0.1%
City of Colby KS (Citizens Medical Center) Series 2024 5.50%, 07/01/2026	$1,000	$1,000,209
City of Overland Park KS Sales Tax Revenue (City of Overland Park KS Sales Tax Revenue) Series 2022 6.00%, 11/15/2034(b)	100	105,406
6.50%, 11/15/2042(b)	300	315,492

		1,421,107

Kentucky – 0.7%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 4.00%, 02/01/2034	385	387,763
City of Henderson KY (Pratt Paper KY LLC) Series 2022 3.70%, 01/01/2032(b)	230	231,877
Kenton County Airport Board (Cincinnati/Northern Kentucky Intl Airport) Series 2024-A 5.25%, 01/01/2049	3,000	3,090,996
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	175	179,301
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	1,000,392
Kentucky Economic Development Finance Authority (CommonSpirit Health Obligated Group) Series 2019-A 4.00%, 08/01/2039	160	160,008
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky Obligated Group) Series 2012 5.375%, 11/15/2042	65	57,006
Kentucky Economic Development Finance Authority (Owensboro Health Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	428,292
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 5.75%, 11/01/2040(b)	600	621,494

	Principal Amount (000)	U.S. $ Value

Series 2022-B 6.75%, 11/01/2040(b)	$100	$103,447
Kentucky Public Energy Authority (BP PLC) Series 2025-C 5.00%, 05/01/2036	2,625	2,845,545

		9,106,121

Louisiana – 0.7%
City of New Orleans LA Water System Revenue (City of New Orleans LA Water System Revenue) AG Series 2021 2.889%, 12/01/2041	1,000	766,587
Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	1,000	1,029,299
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	689,954
Louisiana Public Facilities Authority (Calcasieu Bridge Partners) Series 2024 5.75%, 09/01/2064	1,000	1,030,334
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(b)	1,025	1,034,381
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(e) (j)	250	3
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,301,617
New Orleans Aviation Board (New Orleans Aviation Board) Series 2017-B 5.00%, 01/01/2043	215	215,954
Series 2024 5.00%, 01/01/2035	1,000	1,116,507
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,011,980

		8,196,616

Maryland – 1.3%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	542,931

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Maryland Econ Dev Corp-Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	$1,000	$1,054,895
Maryland Economic Development Corp. (Purple Line Transit Partners) Series 2022 5.00%, 06/30/2040	1,450	1,503,774
5.25%, 06/30/2047	2,090	2,098,242
5.25%, 06/30/2052	1,000	996,574
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	529,162
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System) Series 2025 5.00%, 05/15/2037	1,000	1,188,465
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	2,200	2,336,859
Maryland Stadium Authority Sports Entertainment Facilities Revenue (Maryland Stadium Authority Sports Entertainment Facilities Revenue State Lease) Series 2025 5.00%, 06/15/2035	1,600	1,864,470
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2038	1,000	1,104,320
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	1,315	1,316,730
Series 2025-C 5.00%, 11/01/2027	2,000	2,096,563

		16,632,985

Massachusetts – 2.2%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	1,000	1,012,402
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2024 5.00%, 12/01/2054	10,000	10,342,691
Series 2025-A 5.00%, 04/01/2044	2,000	2,184,138

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2023-A 5.25%, 07/01/2048	$5,195	$5,522,825
Series 2024-A 5.25%, 07/01/2052	1,000	1,060,225
Series 2025-B 5.25%, 07/01/2055	1,500	1,594,248
Massachusetts Development Finance Agency (Care Communities Obligated Group) Series 2025 6.375%, 07/15/2045(b)	1,000	1,017,265
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.25%, 01/01/2042	1,000	1,003,800
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.50%, 08/15/2050	1,000	1,044,529
Massachusetts Development Finance Agency (PRG Medford Properties) Series 2025 5.25%, 06/01/2060	1,000	1,026,835
5.25%, 06/01/2065	1,125	1,153,494

		26,962,452

Michigan – 0.9%
City of Detroit MI (City of Detroit MI) 4.813%, 06/15/2049(e) (f)	623	680,099
Series 2014-B 4.00%, 04/01/2044(h)	244	191,506
Series 2018 5.00%, 04/01/2038	75	77,239
Series 2021-B 3.644%, 04/01/2034	200	183,510
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.228% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(d)	1,000	999,740
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-C 5.25%, 07/01/2050	1,000	1,064,785
Michigan Finance Authority (Corewell Health Obligated Group) Series 2016 5.00%, 11/01/2044	2,305	2,306,010

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	$865	$823,286
Series 2020-B Zero Coupon, 06/01/2065	1,000	100,417
Michigan Finance Authority (Public Lighting Authority) BAM Series 2025 5.00%, 07/01/2044	1,000	1,062,369
Michigan State Hospital Finance Authority (Corewell Health Obligated Group) Series 2025-A 5.00%, 08/15/2046	2,000	2,087,362
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
AG Series 2018 4.125%, 06/30/2035	1,610	1,626,612
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp/MI) Series 2008-C Zero Coupon, 06/01/2058	10,000	176,015

		11,378,950

Minnesota – 1.0%
City of Bloomington MN (City of Bloomington MN) Series 2024-A 6.18%, 07/01/2041(b)	1,000	1,002,611
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (h)	1,000	1,042,490
City of Brooklyn Park MN (Brooklyn Park AH II LLLP) Series 2024 6.26%, 07/01/2041(b)	1,000	1,006,502
City of Center City MN (Hazelden Betty Ford Foundation) Series 2025 5.00%, 11/01/2044	1,000	1,039,689
5.00%, 11/01/2047	1,000	1,021,368
City of Columbus MN (Adalyn Avenue LLLP) Series 2023 5.98%, 12/01/2041(b)	1,000	1,018,479
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2042	1,000	1,069,759
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	585	583,848

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy)
Series 2021 4.00%, 06/01/2051(g)	$225	$129,188
4.00%, 06/01/2056(g)	100	54,781
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2024 5.00%, 01/01/2036	1,500	1,681,290
5.00%, 01/01/2041	1,000	1,078,258
Minnesota Municipal Gas Agency (Royal Bank of Canada) Series 2022-A 4.00%, 12/01/2052	1,000	1,018,119
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	1,000	1,040,061

		12,786,443

Mississippi – 0.4%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2034	1,000	1,120,083
5.50%, 07/01/2050	1,400	1,448,866
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029(e) (f) (g)	500	340,000
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(b)	1,800	1,676,079

		4,585,028

Missouri – 0.4%
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	295	261,946
Missouri Development Finance Board (Missouri Development Finance Board) Series 2025-A 6.00%, 06/15/2040(b)	1,000	1,010,650
Missouri Highway & Transportation Commission (Missouri Highway & Transportation Commission) Series 2025 5.00%, 05/01/2027	3,000	3,103,062
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(b)	100	99,443

		4,475,101

	Principal Amount (000)	U.S. $ Value

Montana – 0.1%
County of Gallatin MT (Bozeman Fiber, Inc.) Series 2025 0.00%, 10/15/2055(b) (h)	$1,000	$835,995

Nebraska – 0.2%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	1,000	1,061,128
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	1,410	1,514,654

		2,575,782

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	1,500	232,113
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2032	1,300	1,435,752
5.25%, 07/01/2054	2,000	2,049,780
State of Nevada Department of Business & Industry (Desertxpress Enterprises) Series 2025 12.00%, 01/01/2065(b)	850	637,500

		4,355,145

New Hampshire – 2.2%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.162%, 10/01/2051	1,981	1,997,561
National Finance Authority Affordable Housing Certificates Series 2024-1 (NFAAH 2024-1) Series 2024-1, Class A 4.15%, 10/20/2040	1,993	1,999,597
New Hampshire Business Finance Authority (ARC70 2025-1) Series 2025-1, Class A1 4.75%, 06/20/2041	1,996	2,084,274
New Hampshire Business Finance Authority (Greater Raleigh Area Christian Education) Series 2025 5.75%, 08/01/2055	1,000	973,845

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	$747	$747,089
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025 5.875%, 11/01/2045	1,525	1,484,254
6.00%, 11/01/2055	4,115	3,868,829
10.00%, 05/01/2036	1,000	999,055
Series 2025-2 5.15%, 09/28/2037	1,000	1,021,059
Series 2025-A Zero Coupon, 02/01/2035(b)	994	546,550
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	1,905	1,956,433
Series 2022-1, Class X 0.35%, 09/20/2036(i)	952	17,789
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	955	956,137
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class A 4.25%, 07/01/2051	646	654,752
Series 2024-1, Class X 0.494%, 07/01/2051(i)	833	29,637
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class A 3.625%, 08/20/2039	1,976	1,929,073
Series 2024-2, Class X 0.504%, 08/20/2039(i)	1,976	76,283
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	1,655	1,655,469
Series 2025-1, Class A1 4.167%, 01/20/2041	993	991,619
New Hampshire Business Finance Authority (NFA 2025-2) Series 2025-2, Class A1 4.218%, 11/20/2042	1,992	1,957,767
New Hampshire Business Finance Authority (Novant Health Obligated Group) Series 2025 5.25%, 06/01/2045	1,375	1,435,721

		27,382,793

New Jersey – 1.7%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.625%, 01/01/2045(b)	1,000	1,037,821

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	$1,000	$1,013,959
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 5.398%, 03/01/2033	1,000	1,038,708
Series 2024-S 5.00%, 06/15/2034	1,000	1,170,924
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	150	150,228
New Jersey Educational Facilities Authority (Stevens Institute of Technology Intl) Series 2020-A 5.00%, 07/01/2045	100	101,589
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	280	286,899
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	554,956
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) AG Series 2006-C Zero Coupon, 12/15/2033	2,000	1,583,359
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	1,250	1,381,764
Series 2024-A 4.00%, 06/15/2042	3,530	3,508,015
5.00%, 06/15/2037	3,750	4,307,831
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2044	1,000	1,082,437
Series 2025-C 5.00%, 01/01/2032	1,000	1,139,722
Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-B 5.00%, 06/01/2046	2,870	2,785,640

		21,143,852

New Mexico – 0.2%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	898,873

	Principal Amount (000)	U.S. $ Value

New Mexico Municipal Energy Acquisition Authority (Royal Bank of Canada) Series 2025 5.00%, 06/01/2054	$1,000	$1,066,455

		1,965,328

New York – 6.9%
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	984,094
City of New York NY (City of New York NY) Series 2024-D 4.00%, 04/01/2045	1,000	942,067
Series 2025-B 5.00%, 08/01/2028	1,000	1,065,970
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	2,000	1,974,106
Long Island Power Authority (Long Island Power Authority) Series 2023-E 5.00%, 09/01/2048	1,000	1,041,621
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2020-A 5.00%, 11/15/2045	1,000	1,075,989
Series 2020-C 4.75%, 11/15/2045	3,170	3,181,715
5.00%, 11/15/2050	1,000	1,012,330
5.25%, 11/15/2055	1,000	1,020,501
Series 2020-E 4.00%, 11/15/2026	1,155	1,170,677
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	548,226
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	919,233
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2025 5.00%, 05/01/2046	1,370	1,441,514
Series 2025-E 5.00%, 11/01/2053	1,000	1,023,291
Series 2025-H 5.00%, 11/01/2044	1,000	1,074,991
New York Counties Tobacco Trust V (New York Counties Tobacco Trust V) Series 2005 Zero Coupon, 06/01/2050	350	53,030

	Principal Amount (000)	U.S. $ Value

New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	$2,000	$2,131,441
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(b)	1,215	1,215,023
5.375%, 11/15/2040(b)	115	115,006
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,685,780
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	2,000	2,080,539
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(b)	1,000	1,003,667
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2025-C 5.25%, 03/15/2050	1,000	1,059,001
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022 5.00%, 03/15/2055	10,000	10,114,276
Series 2025-A 5.00%, 03/15/2045	1,610	1,719,908
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	1,000	1,010,077
AG Series 2024 0.00%, 12/31/2054(h)	2,000	1,327,899
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2054	2,000	2,029,652
Series 2025 6.00%, 06/30/2059	6,330	6,681,911
AG Series 2023 5.00%, 06/30/2049	1,000	1,000,715
5.125%, 06/30/2060	2,000	1,996,512
AG Series 2024 5.00%, 06/30/2049	4,800	4,797,281
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2041	150	150,025
Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	1,000	1,085,890

	Principal Amount (000)	U.S. $ Value

Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2024-2 5.00%, 09/01/2034	$3,000	$3,418,505
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 6.00%, 12/01/2053	1,000	1,019,641
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	391,611
Series 2022-2 3.60%, 04/01/2026(b) (c)	10,000	10,003,670
Series 2026 5.00%, 02/01/2028(a)	6,130	6,459,060
Triborough Bridge & Tunnel Authority Sales Tax Revenue (Triborough Bridge & Tunnel Authority Sales Tax Revenue) Series 2023-A 4.50%, 05/15/2063	2,310	2,196,012
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2036	1,500	1,613,915
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	300	273,502
5.00%, 06/01/2048	1,000	902,431
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	120	120,646
Western Regional Off-Track Betting Corp. (Western Regional Off-Track Betting) Series 2021 4.125%, 12/01/2041(b)	100	93,244

		86,226,195

North Carolina – 1.3%
City of Charlotte NC Airport Revenue (City of Charlotte NC Airport Revenue) Series 2023 5.00%, 07/01/2048	2,800	2,868,298
5.25%, 07/01/2053	1,575	1,625,164
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2025 3.125%, 12/01/2027	1,085	1,085,885
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2038(b)	1,045	1,143,371

	Principal Amount (000)	U.S. $ Value

Greater Asheville Regional Airport Authority (Greater Asheville Regional Airport Authority) AG Series 2023 5.25%, 07/01/2048	$2,500	$2,569,814
Nash Health Care Systems (Nash Health Care Systems) Series 2025 5.25%, 02/01/2055	1,000	1,025,296
North Carolina Medical Care Commission (Deerfield Episcopal Retirement Community Obligated Group) Series 2026 5.25%, 11/01/2056	1,105	1,109,624
North Carolina Medical Care Commission (United Methodist Retirement Homes Obligated Group) Series 2025 5.125%, 10/01/2056	2,720	2,727,856
North Carolina Turnpike Authority (North Carolina Turnpike Authority) Series 2017 5.00%, 01/01/2032	500	509,793
AG Series 2024 Zero Coupon, 01/01/2053	1,000	268,668
University of North Carolina at Charlotte (The) (University of North Carolina at Charlotte/The) AG Series 2021 2.802%, 04/01/2045	1,000	698,253

		15,632,022

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) AG Series 2023-A 5.00%, 12/01/2048	1,000	1,018,861
5.00%, 12/01/2053	1,250	1,260,677
North Dakota Housing Finance Agency (Prairie Ridge 4 LLLP) Series 2025 6.25%, 10/01/2040	1,000	1,117,967

		3,397,505

Ohio – 2.7%
American Municipal Power, Inc. (American Municipal Power Greenup Hydroelectric Revenue) Series 2025 5.00%, 02/15/2045	2,250	2,371,095
Buckeye Tobacco Settlement Financing Authority (Buckeye Tobacco Settlement Financing Authority) Series 2020-B Zero Coupon, 06/01/2057	2,000	151,851
5.00%, 06/01/2055	3,000	2,467,278
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	172,916

	Principal Amount (000)	U.S. $ Value

Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.25%, 01/01/2044	$10,000	$10,574,579
5.25%, 01/01/2045	1,050	1,099,157
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health) Series 2017-A 5.00%, 08/01/2042	1,120	1,143,641
County of Cuyahoga OH (MetroHealth System/The) Series 2017 5.00%, 02/15/2042	205	205,217
5.50%, 02/15/2057	1,500	1,455,147
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	1,031,167
County of Marion OH (United Church Homes Obligated Group) Series 2019 5.125%, 12/01/2049	100	76,103
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g) (k) (l)	79	941
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,061,377
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	1,000	831,702
Ohio Housing Finance Agency (Ohio Housing Finance Agency) Series 2024 7.50%, 03/01/2049	1,000	1,199,623
Port of Greater Cincinnati Development Authority (IDEA Greater Cincinnati) Series 2021 4.375%, 06/15/2056	100	99,517
Reynoldsburg City School District (Reynoldsburg City School District) Series 2014 4.939%, 09/01/2032	800	857,933
University of Toledo (University of Toledo) Series 2023-2 4.63%, 06/01/2036(b) (c)	9,520	9,433,457

		34,232,701

Oklahoma – 0.6%
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2052	1,000	999,076
Series 2022-A 5.50%, 08/15/2044	1,000	1,010,236

	Principal Amount (000)	U.S. $ Value

Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-B 5.00%, 01/01/2039	$1,780	$2,050,606
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	2,500	2,902,335

		6,962,253

Other – 1.0%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2022-ML13) Series 2022-ML13, Class XUS 0.985%, 09/25/2036(i)	1,134	75,888
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML21) Series 2024-ML21, Class AUS 4.615%, 08/25/2041	1,281	1,318,052
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.686%, 10/25/2040	987	1,002,797
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.702%, 04/25/2042(b)	994	994,682
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML24) Series 2024-ML24, Class AUS 4.30%, 05/25/2041	985	967,032
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.76%, 08/25/2041	1,986	2,036,214
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	1,292	1,258,953
4.837%, 03/25/2042	3,999	4,174,928
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class X 0.691%, 10/01/2036(i)	955	39,004

		11,867,550

	Principal Amount (000)	U.S. $ Value

Pennsylvania – 3.1%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.98% (MUNIPSA + 0.70%), 11/15/2047(d)	$2,000	$1,983,253
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Revenue) Series 2022 5.25%, 05/01/2042(b)	1,265	1,300,081
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 5.00%, 06/30/2039	1,000	921,440
7.00%, 06/30/2039	1,280	1,045,976
8.00%, 06/30/2034	110	112,000
Series 2024-A 6.00%, 06/30/2034	100	107,678
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(b)	250	251,396
City of Philadelphia PA Water & Wastewater Revenue (City of Philadelphia PA Water & Wastewater Revenue) Series 2020-A 5.00%, 11/01/2045	1,500	1,558,790
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania) Series 2026 5.00%, 04/01/2027	4,000	4,127,399
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	960,635
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	1,996,889
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Dept. of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,010,109
5.75%, 06/30/2048	2,270	2,381,086
AG Series 2022 5.75%, 12/31/2062	1,000	1,046,019
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	630	633,671

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Noble Environmental, Inc.) Series 2025 6.875%, 09/01/2047(b)	$1,000	$1,044,693
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	100,234
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.98% (MUNIPSA + 0.70%), 11/15/2047(d)	3,000	2,986,935
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson University Obligated Group) AG Series 2024 5.25%, 11/01/2048	2,500	2,606,938
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044	1,450	1,582,094
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(b)	1,000	1,002,990
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-2 4.53%, 09/01/2040(b) (c)	10,000	9,941,602

		38,701,908

Puerto Rico – 1.8%
Children’s Trust Fund (Children’s Trust Fund) Series 2008-B Zero Coupon, 05/15/2057	5,000	150,407
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-A Zero Coupon, 11/01/2051	731	441,978
0.00%, 11/01/2051	11,600	3,820,000
5.069%, 11/01/2051	2,253	1,498,201
Series 2022-C Zero Coupon, 11/01/2043	6,963	4,561,091
GDB Debt Recovery Authority of Puerto Rico (GDB Debt Recovery Authority of Puerto Rico) Series 2018 7.50%, 08/20/2040	75	73,703
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,998,250

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) Series 2007-T 5.00%, 07/01/2032(e) (f)	$85	$56,631
5.00%, 07/01/2037(e) (f)	600	399,750
Series 2008-W 5.00%, 07/01/2028(e) (f)	245	163,231
Series 2008WW 5.375%, 07/01/2024(e) (j)	125	83,438
Series 2010-A 5.25%, 07/01/2025(e) (j)	1,090	727,575
5.25%, 07/01/2029(e) (f)	100	66,625
5.25%, 07/01/2030(e) (f)	15	9,994
Series 2010-C 5.00%, 07/01/2024(e) (j)	25	16,688
5.25%, 07/01/2027(e) (f)	150	99,937
5.25%, 07/01/2028(e) (f)	305	203,206
Series 2010-X 5.25%, 07/01/2040(e) (f)	820	546,325
5.75%, 07/01/2036(e) (f)	625	416,406
Series 2010AAA 5.25%, 07/01/2021(e) (j)	1,360	907,800
Series 2010DDD 5.00%, 07/01/2021(e) (j)	15	10,013
Series 2010ZZ 5.25%, 07/01/2018(e) (j)	150	100,125
5.25%, 07/01/2024(e) (j)	40	26,700
Series 2012-A 5.00%, 07/01/2029(e) (f)	50	33,313
5.00%, 07/01/2042(e) (f)	100	66,625
5.05%, 07/01/2042(e) (f)	110	73,288
Series 2013-A 7.00%, 07/01/2033(e) (f)	100	66,625
7.00%, 07/01/2040(e) (f)	100	66,625
AG Series 2007-V 5.25%, 07/01/2027	1,000	1,008,377
5.25%, 07/01/2031	375	385,888
Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	2,000	2,003,326
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	32	32,246
6.625%, 01/01/2028	246	246,055
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	1,000	1,133,029

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2027	$12	$11,454
Zero Coupon, 07/01/2046	2,111	731,422
Series 2019-A 5.00%, 07/01/2058	867	848,579

		23,084,926

South Carolina – 1.3%
Charleston County Airport District (Charleston County Airport District) Series 2024-A 5.25%, 07/01/2043	1,600	1,724,516
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	100,719
5.41%, 11/01/2039	310	307,193
6.28%, 11/01/2039	100	99,137
Greenville Housing Authority/SC (Victor Verdae Apartments) Series 2023 6.16%, 05/01/2063(b)	1,000	905,381
Last Step Recycling LLC 9.50%, 12/15/2028(g) (k) (l) (m)	160	160,457
Patriots Energy Group Financing Agency (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 10/01/2054	1,000	1,075,578
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.25%, 11/01/2044	3,000	3,254,988
South Carolina Jobs-Economic Development Authority (Connexion Communities Obligated Group) Series 2025 6.75%, 10/15/2060(b)	1,200	1,205,270
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(b)	565	577,527
Series 2023-B 7.50%, 08/01/2047(b)	210	209,284
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(e) (f) (g)	100	11,000
6.50%, 06/01/2051(e) (f) (g)	300	33,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 5.25%, 11/01/2044	2,000	2,154,203

	Principal Amount (000)	U.S. $ Value

5.50%, 11/01/2050	$1,000	$1,064,274
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments) Series 2022 0.00%, 06/01/2052(h)	410	308,066
South Carolina Jobs-Economic Development Authority (Rolling Green Village) Series 2025 4.00%, 12/01/2030	1,000	1,008,601
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2036	265	266,675
Series 2025-B 5.00%, 12/01/2045	2,000	2,105,852

		16,571,721

South Dakota – 0.0%
South Dakota Housing Development Authority (Schuett Spearfish LP) Series 2023 6.15%, 09/01/2039	150	156,011

Tennessee – 2.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,070	1,025,006
5.125%, 12/01/2042(b)	1,000	941,309
Series 2016-B Zero Coupon, 12/01/2031(b)	150	108,755
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(g)	200	194,827
9.50%, 11/01/2052(g)	415	386,488
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (EC Burning Tree LLC) Series 2025 5.00%, 10/01/2028	1,000	1,034,335
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	216,668
Series 2024 5.00%, 07/01/2034	1,000	1,142,768
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(e) (f) (g) (k) (l)	107	1,270

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Sports Authority (Metropolitan Govt of Nashville & Davidson County TN) AG Series 2023-A 5.25%, 07/01/2053	$1,000	$1,046,811
Metropolitan Government of Nashville & Davidson County Industrial Development Board (Nashville & Davidson County TN South Nashville Central Business Improvement Dist) Series 2021 Zero Coupon, 06/01/2043(b)	955	414,453
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue (Metropolitan Govt of Nashville & Davidson County TN Water & Sewer Revenue) Series 2025 5.00%, 07/01/2050	2,500	2,599,028
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2052	3,500	3,660,289
Series 2026-B 5.00%, 07/01/2035(a)	1,000	1,150,686
5.00%, 07/01/2036(a)	1,000	1,145,510
5.00%, 07/01/2039(a)	2,000	2,234,717
5.00%, 07/01/2040(a)	1,000	1,107,718
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	1,000	1,069,857
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	1,000	1,036,367
Tennessee Energy Acquisition Corp. (Massachusetts Mutual Life Insurance) Series 2026-A 5.00%, 11/01/2034	3,910	4,250,010
Tennessee Energy Acquisition Corp. (Pacific Life Insurance) Series 2025-A 5.00%, 12/01/2035	2,000	2,154,187
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	200	162,377

		27,083,436

Texas – 4.9%
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools) Series 2025 5.75%, 06/15/2055(b)	1,000	1,009,422

	Principal Amount (000)	U.S. $ Value

Arlington Higher Education Finance Corp. (Magellan School/The) Series 2022 6.25%, 06/01/2052(b)	$200	$201,743
6.375%, 06/01/2062(b)	250	252,008
Austin Convention Enterprises, Inc. (Austin Convention Enterprises) Series 2017-A 5.00%, 01/01/2034	500	503,452
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(b)	400	328,784
Beaumont Housing Authority (Beaumont Housing Authority) Series 2025 6.50%, 07/01/2055(b)	1,000	988,320
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Board of Managers Joint Guadalupe County-City of Seguin Hospital) Series 2015 5.00%, 12/01/2040	1,000	999,993
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System) Series 2019-B 5.00%, 08/15/2049	2,915	3,212,093
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042(e) (f) (g) (k) (l)	469	47
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments) Series 2022 Zero Coupon, 12/01/2062(b)	4,760	321,347
6.00%, 12/01/2062	555	521,001
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments) Series 2022 6.00%, 12/01/2062(b)	270	241,048
6.25%, 12/01/2054(b)	100	84,355
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	160,295
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.50%, 07/15/2038	4,645	5,032,630
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,000	922,997

	Principal Amount (000)	U.S. $ Value

County of Harris TX Toll Road Revenue (County of Harris TX Toll Road Revenue) Series 2024-A 4.00%, 08/15/2054	$1,000	$911,418
Dallas County Flood Control District No. 1 (Dallas County Flood Control District No. 1) Series 2015 5.00%, 04/01/2028(b)	100	100,045
Dallas Fort Worth International Airport (Dallas Fort Worth Intl Airport) Series 2025-A 5.00%, 11/01/2033	1,000	1,137,759
5.00%, 11/01/2034	2,370	2,710,847
5.00%, 11/01/2035	2,000	2,269,011
5.25%, 11/01/2037	1,000	1,136,139
5.25%, 11/01/2039	1,850	2,073,483
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.13% (MUNIPSA + 0.85%), 07/01/2049(d)	2,070	2,070,112
Harris County Industrial Development Corp. (Energy Transfer LP) Series 2023 4.05%, 11/01/2050	2,575	2,659,872
Hidalgo County Regional Mobility Authority (Hidalgo County Regional Mobility Authority) Series 2022-B Zero Coupon, 12/01/2042	1,400	607,853
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	500,632
Lower Colorado River Authority (Lower Colorado River Authority) Series 2024 5.00%, 05/15/2040	1,690	1,859,099
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(g)	755	755,147
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	251,219
Series 2025 6.75%, 07/01/2044	220	227,584
7.125%, 07/01/2056	100	101,975
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	84,132
Series 2022 4.00%, 01/01/2047	100	76,334
5.00%, 01/01/2057	200	165,819

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	$1,000	$1,032,107
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(b)	1,000	1,000,216
North East Texas Regional Mobility Authority (North East Texas Regional Mobility Authority) Series 2025-A 5.00%, 01/01/2042	1,500	1,612,723
North Texas Tollway Authority (North Texas Tollway System) AG Series 2008D Zero Coupon, 01/01/2034	1,000	786,145
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	1,875	1,712,394
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,002,899
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.625%, 01/01/2031(b)	300	281,359
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,000	2,098,115
Tarrant County Cultural Education Facilities Finance Corp. (Ascension Health Credit Group) Series 2025 5.00%, 11/15/2051	1,000	1,151,008
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group) Series 2026 5.00%, 11/15/2029(a)	1,480	1,615,516
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	329	284,041
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(e) (j) (k) (l)	552	0

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039	$1,000	$1,123,123
Texas Municipal Gas Acquisition & Supply Corp. II (JPMorgan Chase & Co.) Series 2007 3.54% (CME Term SOFR 3 Month + 1.05%), 09/15/2027(d)	1,725	1,730,503
Series 2012-C 3.32% (CME Term SOFR 3 Month + 0.86%), 09/15/2027(d)	1,735	1,738,093
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,067,270
5.00%, 12/15/2031	1,000	1,090,074
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-B 5.50%, 01/01/2054	3,000	3,377,452
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,163,917
Texas Municipal Gas Acquisition & Supply Corp. VI (Bank of America Corp.) Series 2025 5.00%, 01/01/2036	1,635	1,772,309

		61,117,279

Utah – 1.2%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2017-A 5.00%, 07/01/2042	2,000	2,024,659
Series 2023-A 5.00%, 07/01/2034	1,000	1,125,738
Series 2025-A 5.00%, 07/01/2036	1,870	2,122,386
Grapevine Wash Local District (Grapevine Wash Local District Assessment Area No. 1) Series 2024-A 5.25%, 12/01/2044(b)	1,000	990,497
Mida Mountain Village Public Infrastructure District (Mida Mountain Village Public Infrastructure District) Series 2025-1 5.50%, 06/01/2050(b)	1,850	1,860,264

	Principal Amount (000)	U.S. $ Value

Military Installation Development Authority (Military Installation Development Auth Military Recreation Fac Project Area) Series 2021-A 4.00%, 06/01/2052	$500	$409,364
Point Phase 1 Public Infrastructure District No. 1 (Point Phase 1 Public Infrastructure District No. 1) Series 2025 8.50%, 03/15/2055	1,000	1,007,885
Series 2025-A 5.875%, 03/01/2045	1,655	1,710,758
Utah Housing Corp. (255 State 4 LLC) Series 2020 4.58%, 01/01/2040(b) (h)	435	386,058
Utah Infrastructure Agency (Utah Infrastructure Agency) Series 2022 5.00%, 10/15/2046	1,000	990,536
Series 2024 5.00%, 10/15/2027	465	479,032
Series 2025 5.25%, 10/15/2037	1,000	1,092,623
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(b)	200	165,957
Wolf Creek Infrastructure Financing District No. 1 (Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1) Series 2025 5.75%, 12/01/2044	1,000	1,025,049

		15,390,806

Vermont – 0.0%
Vermont Economic Development Authority (Casella Waste Systems) Series 2022 5.00%, 06/01/2052(b)	500	505,622

Virginia – 0.7%
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(b)	615	587,041
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	375	329,890
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(b)	1,000	998,130
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	420	370,723

	Principal Amount (000)	U.S. $ Value

Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(b)	$1,000	$759,793
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	2,000	1,633,021
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	1,000	868,254
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 07/01/2034	2,000	2,045,651
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(b)	430	413,002
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.307% (SOFR + 5.50%), 06/01/2029(d) (e) (f) (g)	530	212,000
8.50%, 06/01/2042(e) (f) (g)	615	246,000

		8,463,505

Washington – 2.3%
Grays Harbor County Public Hospital District No. 1 (Grays Harbor County Public Hospital District No. 1) Series 2023 6.875%, 12/01/2053	100	109,532
King County Public Hospital District No. 4 (King County Public Hospital District No. 4) Series 2025 7.00%, 12/01/2060	1,300	1,323,175
Port of Seattle WA (Port of Seattle WA) Series 2022 5.00%, 08/01/2033	1,500	1,678,629
5.50%, 08/01/2047	1,500	1,578,727
Series 2025-B 5.00%, 10/01/2029	1,000	1,080,461
5.00%, 10/01/2033	3,000	3,415,046
5.00%, 10/01/2040	7,000	7,690,119
State of Washington (State of Washington) Series 2023-2 5.00%, 08/01/2037	2,500	2,840,692
Vancouver Housing Authority (Vancouver Housing Authority) Series 2025 4.25%, 02/01/2038	2,140	2,221,281

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (CommonSpirit Health Obligated Group) Series 2017 5.00%, 08/15/2035	$1,245	$1,277,786
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(b)	1,000	954,711
Series 2019-A 5.00%, 01/01/2055(b)	1,000	898,121
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	261	256,116
Series 2021-1, Class X 0.727%, 12/20/2035(i)	916	33,931
Washington State Housing Finance Commission (WSHFC 2023-1) Series 2023-1, Class X 1.495%, 04/20/2037(i)	1,955	186,005
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.221%, 03/01/2050	1,982	1,952,389
Washington State Housing Finance Commission (WSHFC 2025-1) Series 2025-1, Class A1 4.079%, 08/20/2063	996	966,420

		28,463,141

West Virginia – 0.4%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	250	210,233
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(b)	880	934,411
Monongalia County Commission Excise Tax District (Monongalia County Commission Excise Tax District) Series 2023 0.00%, 06/01/2053(b) (h)	510	112,865
7.00%, 06/01/2043(b)	100	105,386
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.006%, 06/01/2040	3,000	2,506,448
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(e) (f) (g)	1,000	600,000

		4,469,343

	Principal Amount (000)	U.S. $ Value

Wisconsin – 3.8%
KDC Agribusiness LLC 12.00%, 09/14/2023(e) (j) (k) (l)	$284	$0
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	200	186,291
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	200	194,713
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	1,000	1,030,364
5.875%, 07/01/2055	1,000	1,004,231
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	83,671
4.00%, 01/01/2057	1,000	778,710
Wisconsin Health & Educational Facilities Authority (Sanford Obligated Group) BAM Series 2024 5.25%, 02/15/2054	2,500	2,600,153
Wisconsin Health & Educational Facilities Authority (St. John’s Communities Obligated Group) Series 2022 4.00%, 09/15/2036	775	768,874
4.00%, 09/15/2041	765	720,269
4.00%, 09/15/2045	650	561,800
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	100	91,114
Series 2022-A 3.875%, 12/01/2039(b)	460	417,637
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(b)	340	326,337
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 7.00%, 01/01/2045(b)	1,000	1,053,844
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	465,736

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(g)	$1,000	$924,295
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2062	1,000	971,135
6.00%, 02/01/2062(b)	1,000	1,025,881
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053(g)	1,000	1,005,166
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(b)	500	451,188
6.625%, 02/01/2046(b)	375	308,873
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,279,959
Wisconsin Public Finance Authority (Heritage Bend Project) Series 2025 Zero Coupon, 12/15/2042(b)	2,585	801,428
Wisconsin Public Finance Authority (Inperium Obligated Group) Series 2024 5.00%, 12/01/2034(b)	1,840	1,949,661
Wisconsin Public Finance Authority (Lackland Project) Series 2024 Zero Coupon, 02/01/2031	680	482,205
Wisconsin Public Finance Authority (Lehigh Valley Health Network) Series 2023 7.25%, 12/01/2042(b)	265	276,802
7.50%, 12/01/2052(b)	160	167,621
Wisconsin Public Finance Authority (McLemore Resort Manager) Series 2021 4.50%, 06/01/2056(b)	295	207,975
Wisconsin Public Finance Authority (Montgomery County Municipal Utility District Nos 123 & 153) Series 2024 Zero Coupon, 12/15/2034(b)	1,000	591,296
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(b)	100	76,996
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2020 5.00%, 04/01/2050(b)	25	27,408

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.75%, 07/01/2049	$1,000	$1,043,800
Wisconsin Public Finance Authority (QCF Behavioral Hospitals I Obligated Group) Series 2024 7.50%, 07/01/2059(b)	1,000	1,113,461
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,036,514
Wisconsin Public Finance Authority (RBS Evolution LLC) Series 2023 10.00%, 11/01/2038(b)	1,000	1,122,364
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	500	353,753
Series 2022 4.00%, 06/01/2049(b)	100	74,522
Wisconsin Public Finance Authority (Southeast Overtown Park West Community Redevelopment Agency) Series 2024 5.00%, 06/01/2041(b)	1,000	1,020,915
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	1,300	1,233,041
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 5.75%, 06/30/2060	3,985	4,126,896
5.75%, 12/31/2065	5,450	5,635,885
6.50%, 06/30/2060	2,000	2,207,963
6.50%, 12/31/2065	3,000	3,311,944
Wisconsin Public Finance Authority (Triad Math & Science Academy) Series 2025 5.50%, 06/15/2055	1,000	964,818
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2027(b)	130	133,049
5.00%, 10/01/2029(b)	100	104,968
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051(b)	1,000	813,275
Wisconsin Public Finance Authority (West 44th Avenue) Series 2025 5.00%, 01/01/2061	1,000	971,376

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Wisconsin Public Finance Authority) 5.50%, 12/15/2038(b)	$924	$926,696

		47,026,873

Total Long-Term Municipal Bonds (cost $1,132,260,730)		1,136,943,002

Short-Term Municipal Notes – 7.6%
California – 0.8%
Bay Area Toll Authority (Bay Area Toll Authority) Series 2024-H 2.65%, 04/01/2059(n)	7,500	7,500,000
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	2,000	2,022,920
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.73%, 10/01/2047(b) (n)	1,000	1,000,000

		10,522,920

Colorado – 1.0%
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County) Series 2008 3.25%, 02/01/2038(n)	615	615,000
Colorado State Education Loan Program (Colorado State Education Loan Program) Series 2025 5.00%, 06/30/2026	6,150	6,217,089
Series 2026 5.00%, 06/30/2026	6,000	6,067,489

		12,899,578

Connecticut – 0.2%
Town of Greenwich CT (Town of Greenwich CT) Series 2026 4.00%, 02/04/2027(a)	3,000	3,052,407

Florida – 0.9%
County of Miami-Dade FL Water & Sewer System Revenue (County of Miami-Dade FL Water & Sewer System Revenue) Series 2025-B 5.00%, 10/01/2026	1,750	1,780,837
Florida Gulf Coast University Financing Corp. (Florida Gulf Coast University Financing) Series 2009-A 2.27%, 02/01/2039(n)	900	900,000

	Principal Amount (000)	U.S. $ Value

Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2020 3.25%, 11/15/2042(n)	$8,550	$8,550,000

		11,230,837

Georgia – 0.4%
Cobb County School District (Cobb County School District) Series 2026 4.00%, 12/15/2026(a)	4,750	4,821,914

Idaho – 0.3%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2018-C 3.20%, 03/01/2048(n)	3,500	3,500,000

Illinois – 0.2%
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018 3.25%, 11/15/2037(n)	2,180	2,180,000

Kentucky – 0.1%
Kentucky Economic Development Finance Authority (St. Elizabeth Community Health Support) Series 2018 2.30%, 05/01/2033(n)	935	935,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System Obligated Group) Series 2008 3.15%, 07/01/2041(n)	1,060	1,060,000

Massachusetts – 0.8%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 09/29/2026	5,595	5,691,273
Massachusetts Development Finance Agency (Trustees of Boston University) Series 2013-U 3.15%, 10/01/2042(n)	3,090	3,090,000
Massachusetts Development Finance Agency (Trustees of The College of The Holy Cross) Series 2018 3.25%, 09/01/2037(n)	1,600	1,600,000

		10,381,273

	Principal Amount (000)	U.S. $ Value

Michigan – 0.5%
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 3.15%, 07/01/2041(n)	$5,800	$5,800,000
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 3.25%, 06/01/2034(n)	600	600,000

		6,400,000

New Jersey – 0.3%
Essex County Improvement Authority (County of Essex NJ) Series 2025 5.00%, 03/17/2026	2,000	2,006,666
Jersey City Redevelopment Agency (Jersey City Redevelopment Agency) Series 2025 5.00%, 12/09/2026	2,000	2,039,517

		4,046,183

New York – 0.7%
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2019-2 3.20%, 11/01/2032(n)	565	565,000
New York City Health & Hospitals Corp. (New York City Health & Hospitals) Series 28-D 2.25%, 02/15/2026(n)	235	235,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	3,150	3,179,920
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2018-2 3.25%, 01/01/2031(n)	2,000	2,000,000
Series 2022-B 3.25%, 01/01/2033(n)	150	150,000
Series 2025 3.26% (MUNIPSA + 0.98%), 05/01/2026(d)	2,600	2,600,000

		8,729,920

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 3.20%, 01/15/2044(n)	1,100	1,100,000

Oregon – 0.1%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 3.20%, 08/01/2034(n)	600	600,000

	Principal Amount (000)	U.S. $ Value

Other – 0.4%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.73%, 03/01/2029(n)	$2,200	$2,200,000
Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.73%, 03/01/2029(n)	2,700	2,700,000

		4,900,000

Pennsylvania – 0.0%
Delaware Valley Regional Finance Authority (Delaware Valley Regional Finance Authority) Series 2024-B 3.20%, 09/01/2059(n)	400	400,000

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (Bryant University) Series 2008 2.30%, 06/01/2035(n)	300	300,000

South Carolina – 0.5%
Berkeley County School District (Berkeley County School District) Series 2025-A 5.00%, 06/01/2026	2,000	2,017,697
Orangeburg County School District (Orangeburg County School District) Series 2025 5.00%, 08/13/2026	1,500	1,519,826
South Carolina Association of Governmental Organizations (South Carolina Association of Governmental Organizations) Series 2025-B 5.00%, 03/02/2026	2,665	2,670,633

		6,208,156

Virginia – 0.2%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	2,000	2,024,698

	Principal Amount (000)	U.S. $ Value

Wisconsin – 0.0%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(e) (g) (j) (k) (l)	$600	$0
Series 2023 15.00%, 04/30/2023(e) (g) (j) (k) (l)	175	2

		2

Total Short-Term Municipal Notes (cost $96,017,020)		95,292,888

Total Municipal Obligations (cost $1,228,277,750)		1,232,235,890

CORPORATES - INVESTMENT GRADE – 0.4%
Industrial – 0.3%
Consumer Cyclical - Entertainment – 0.0%
Carnival Corp. 4.00%, 08/01/2028(b)	400	395,964

Consumer Non-Cyclical – 0.1%
YMCA of Greater New York 2.303%, 08/01/2026	495	489,322

Other Industrial – 0.2%
Trustees of Columbia University in the City of New York (The) Series 2024 4.355%, 10/01/2035	3,000	2,928,210

		3,813,496

Financial Institutions – 0.1%
Banking – 0.1%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(o)	100	99,774
Citigroup, Inc. Series Z 7.375%, 05/15/2028(o)	1,000	1,037,470
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(o)	100	101,292
Truist Financial Corp. Series Q 5.10%, 03/01/2030(o)	100	100,693
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(o)	100	99,863

		1,439,092

Total Corporates - Investment Grade (cost $5,284,769)		5,252,588

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.2%
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(b)	$2,000	$2,012,074
New Hampshire Business Finance Authority Series 2025-3, Class B 4.946%, 10/20/2042	1,000	732,915

		2,744,989

Non-Agency Floating Rate CMBS – 0.2%
DBC Mortgage Trust Series 2025-DBC, Class B 5.281% (CME Term SOFR 1 Month + 1.60%), 11/15/2042(b) (d)	2,441	2,445,818

Total Commercial Mortgage-Backed Securities (cost $5,168,046)		5,190,807

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Financial Institutions – 0.0%
REITs – 0.0%
Bridgewater Castle Rock ALF LLC 9.50%, 02/28/2026(k) (l)	60	60,000

Industrial – 0.1%
Communications - Media – 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	309	260,913
DISH DBS Corp. 5.25%, 12/01/2026(b)	240	233,018
5.75%, 12/01/2028(b)	250	241,873

		735,804

Consumer Cyclical - Entertainment – 0.1%
Wild Rivers Water Park 8.50%, 11/01/2051(k) (l)	1,225	757,202

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(e) (j) (k) (l)	159	1,896

		1,494,902

Utility – 0.1%
Electric – 0.0%
Vistra Corp. 7.00%, 12/15/2026(b) (o)	225	228,321

Other Utility – 0.1%
YMCA of Greater New York 2.303%, 08/01/2026	505	498,900

		727,221

Total Corporates - Non-Investment Grade (cost $2,799,547)		2,282,123

	Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.1%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	$422	$427,461

Other ABS - Fixed Rate – 0.0%
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	195	185,168

Total Asset-Backed Securities (cost $616,952)		612,629

	Shares

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering – 0.0%
DesertXpress Enterprises LLC, expiring 12/31/2026(e) (k) (l) (cost $0)	41,330	61,995

	Principal Amount (000)

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 10.562% (CME Term SOFR + 6.86%), 08/25/2028(d)	$17	17,395
Series 2016-C02, Class 1M2 9.812% (CME Term SOFR + 6.11%), 09/25/2028(d)	5	4,687

Total Collateralized Mortgage Obligations (cost $22,928)		22,082

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(e) (k) (l) (cost $96,593)	5,418	15,766

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(p) (q) (r) (cost $35,927,245)	35,927,245	35,927,245

Total Investments – 103.5% (cost $1,278,193,830)(s)		1,281,601,125
Other assets less liabilities – (3.5)%		(33,418,217)

Net Assets – 100.0%		$1,248,182,908

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	2.96%	USD	22,473	$(2,014,084)	$(1,545,132)	$(468,952)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	35,600	10/15/2029	2.545%	CPI#	Maturity	$44,101	$—	$44,101
USD	19,750	10/15/2029	2.569%	CPI#	Maturity	1,573	—	1,573
USD	19,000	10/15/2029	2.485%	CPI#	Maturity	78,968	—	78,968

						$124,642	$—	$124,642

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	7,900	10/15/2030	1 Day SOFR	4.092%	Annual	$202,929	$—	$202,929
USD	16,300	12/03/2031	1 Day SOFR	4.178%	Annual	507,045	—	507,045
USD	9,140	12/03/2031	1 Day SOFR	4.057%	Annual	224,230	—	224,230
USD	14,900	03/12/2032	1 Day SOFR	3.772%	Annual	88,834	—	88,834
USD	9,400	03/12/2032	1 Day SOFR	3.789%	Annual	65,636	—	65,636
USD	10,500	02/15/2035	3.771%	1 Day SOFR	Annual	60,654	—	60,654
USD	3,800	02/15/2035	3.603%	1 Day SOFR	Annual	76,088	(269)	76,357
USD	2,525	02/15/2035	3.838%	1 Day SOFR	Annual	722	(669)	1,391
USD	15,200	09/25/2035	3.587%	1 Day SOFR	Annual	332,689	—	332,689
USD	10,900	10/25/2035	3.521%	1 Day SOFR	Annual	298,376	—	298,376

						$1,857,203	$(938)	$1,858,141

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	1,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	$100,090	$—	$100,090
Bank of America NA	USD	1,500	05/06/2026	MMD 10 Year^	3.660%	Maturity	130,214	—	130,214
Bank of America NA	USD	2,000	06/25/2026	MMD 10 Year^	3.570%	Maturity	144,177	—	144,177
Bank of America NA	USD	2,000	08/10/2026	MMD 10 Year^	3.580%	Maturity	135,636	—	135,636
Bank of America NA	USD	5,000	09/18/2026	MMD 5 Year^	2.480%	Maturity	6,338	—	6,338
Citibank NA	USD	2,220	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	106,468	—	106,468
JPMorgan Chase Bank NA	USD	2,000	03/16/2026	MMD 10 Year^	3.460%	Maturity	153,205	—	153,205
JPMorgan Chase Bank NA	USD	1,500	04/23/2026	MMD 10 Year^	3.840%	Maturity	160,162	—	160,162
JPMorgan Chase Bank NA	USD	1,000	06/04/2026	MMD 10 Year^	3.690%	Maturity	86,359	—	86,359
JPMorgan Chase Bank NA	USD	5,000	12/02/2026	MMD 5 Year^	2.680%	Maturity	40,619	—	40,619
JPMorgan Chase Bank NA	USD	5,000	01/13/2027	MMD 5 Year^	2.520%	Maturity	(6,154)	—	(6,154)
Morgan Stanley Capital Services LLC	USD	1,500	03/12/2026	MMD 10 Year^	3.350%	Maturity	100,090	—	100,090
Morgan Stanley Capital Services LLC	USD	3,000	03/26/2026	MMD 10 Year^	3.640%	Maturity	278,114	—	278,114
Morgan Stanley Capital Services LLC	USD	5,000	04/13/2026	MMD 10 Year^	3.890%	Maturity	567,800	—	567,800
Morgan Stanley Capital Services LLC	USD	1,500	05/29/2026	MMD 10 Year^	3.660%	Maturity	126,147	—	126,147
Morgan Stanley Capital Services LLC	USD	1,500	07/13/2026	MMD 5 Year^	2.930%	Maturity	38,913	—	38,913
Royal Bank of Canada	USD	5,000	10/13/2026	MMD 5 Year^	2.610%	Maturity	32,757	—	32,757

							$2,200,935	$—	$2,200,935

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $216,483,194 or 17.3% of net assets.

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund .
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(e)	Non-income producing security.
(f)	Defaulted.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.27% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050	08/12/2020-07/20/2022	$1,101,588	$23,500	0.00%
Brazoria County Industrial Development Corp. (Brazoria County Industrial Development) 10.00%, 06/01/2042	06/08/2022	459,352	47	0.00%
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	04/07/2020	41,277	941	0.00%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF) Series 2021 5.375%, 01/01/2041	01/14/2021	246,505	212,500	0.02%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021-03/07/2025	155,029	129,188	0.01%
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2056	07/14/2021	101,628	54,781	0.00%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	955,000	958,233	0.08%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019-06/09/2022	941,757	53,500	0.00%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.265%, 11/01/2046	06/24/2024	9,540,000	9,554,533	0.77%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	200,000	194,827	0.02%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.50%, 11/01/2052	11/25/2022-06/13/2025	414,627	386,488	0.03%
Last Step Recycling LLC 9.50%, 12/15/2028	03/26/2025-12/18/2025	160,457	160,457	0.01%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049	08/29/2018	$106,436	$1,270	0.00%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi) Series 2022 8.00%, 12/01/2029	12/13/2022	494,687	340,000	0.03%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	755,000	755,147	0.06%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	07/20/2022	84,555	11,000	0.00%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051	06/16/2021-10/20/2022	269,304	33,000	0.00%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.307%, 06/01/2029	06/08/2022	530,000	212,000	0.02%
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake) Series 2022 8.50%, 06/01/2042	06/08/2022	615,000	246,000	0.02%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	1,000,000	600,000	0.05%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,000,000	924,295	0.07%
Wisconsin Public Finance Authority (Crossroads Health Project) Series 2023 8.00%, 07/01/2053	07/10/2023	1,000,000	1,005,166	0.08%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023	11/10/2022	600,000	0	0.00%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	03/16/2023	175,000	2	0.00%

(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(i)	IO - Interest Only.
(j)	Defaulted matured security.
(k)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(l)	Fair valued by the Adviser.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2026.
(n)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.
(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(s)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $ 28,077,469 and gross unrealized depreciation of investments was $(20,955,407), resulting in net unrealized appreciation of $ 7,122,062.

As of January 31, 2026, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.1% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-NAHY – North American High Yield Credit Default Swap Index

CHF – Collegiate Housing Foundation

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

ID – Improvement District

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

OSF – Order of St. Francis

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Tax-Aware Fixed Income Opportunities Portfolio

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,136,780,287	$162,715	(a)	$1,136,943,002
Short-Term Municipal Notes	—	95,292,886	2	(a)	95,292,888
Corporates - Investment Grade	—	5,252,588	—		5,252,588
Commercial Mortgage-Backed Securities	—	5,190,807	—		5,190,807
Corporates - Non-Investment Grade	—	1,463,025	819,098		2,282,123
Asset-Backed Securities	—	612,629	—		612,629
Warrants	—	—	61,995		61,995
Collateralized Mortgage Obligations	—	22,082	—		22,082
Preferred Stocks	—	—	15,766		15,766
Short-Term Investments	35,927,245	—	—		35,927,245

Total Investments in Securities	35,927,245	1,244,614,304	1,059,576	(a)	1,281,601,125
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	124,642	—		124,642
Centrally Cleared Interest Rate Swaps	—	1,857,203	—		1,857,203
Interest Rate Swaps	—	2,207,089	—		2,207,089
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,014,084)	—		(2,014,084)
Interest Rate Swaps	—	(6,154)	—		(6,154)

Total	$35,927,245	$1,246,783,000	$1,059,576	(a)	$1,283,769,821

The Fund holds liabilities for floating rate notes obligations which are not reflected in the table above. The fair value of the Fund’s liabilities for floating rate note obligations approximates their liquidation values. Floating rate note obligations are generally classified as level 2.

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$33,334	$102,821	$100,228	$35,927	$381